COMMITMENTS AND CONTINGENCIES	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
NOTE 7 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on September 24, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $11,200,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 6 — Commitments and Contingencies
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or close of the proposed business combination, the specific impact is not readily determinable as of the date of these financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on September 24, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period.
Underwriting Agreement
Pursuant to the underwriting agreement, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $11,200,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Rocket Lab Business Combination
On March 1, 2021, the Company entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 thereto dated as of May 7, 2021, and Amendment No. 2 dated thereto, dated June 25, 2021, and as the same may be further amended or supplemented, the “Merger Agreement”) with Rocket Lab USA, Inc. (“Rocket Lab”), and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Rocket Lab (“Merger Sub”). The Merger Agreement and the transactions contemplated thereby (the “Rocket Lab Business Combination”) were unanimously approved by the boards of directors of each of the Company and Rocket Lab.
In contemplation of the Rocket Lab Business Combination, the Company will domesticate as a Delaware corporation (the “Domestication” and the company following the Domestication, “Vector Delaware”) and, in connection therewith, (a) the Class A ordinary shares and the Class B ordinary shares issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of Class A common stock, par value $0.0001 per share, and Class B common stock, par value $0.0001 per share, of Vector Delaware, respectively (such shares of Class A common stock and Class B common stock, together the “Vector Delaware Common Stock”); (b) Company’s warrants to purchase Class A ordinary shares issued and outstanding immediately prior to the Domestication will convert into an equal number of warrants to purchase Vector Delaware Class A common stock (the “Vector Delaware Warrants”) and (c) the Company’s units that have not been separated into Class A ordinary shares and warrants issued and outstanding immediately prior to the Domestication will convert into an equal number of units of Vector Delaware (the “Vector Delaware Units”).
The Merger Agreement further contemplates that the Rocket Lab Business Combination will be effected through the following transactions:

•
in connection with the Domestication, (i) Vector’s Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary shares”), issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of Class A common stock, par value $0.0001 per share, of Vector Delaware (the “Vector Delaware Class A common stock”), and Vector’s Class B ordinary shares, par value $0.0001 per share (the “Class B ordinary shares”) issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of Class B common stock, par value $0.0001 per share, of Vector Delaware (together with the Vector Delaware Class A common stock, the “Vector Delaware common stock”); (ii) Vector’s warrants to purchase Class A ordinary shares issued and outstanding immediately prior to the Domestication will convert into an equal number of warrants to purchase Vector Delaware Class A common stock (the “Vector Delaware warrants”) and (iii) Vector’s units that have not been separated into Class A ordinary shares and warrants issued and outstanding immediately prior to the Domestication will convert into an equal number of units of Vector Delaware (the “Vector Delaware units”);

•
concurrently with the Domestication, Rocket Lab will amend and restate its certificate of incorporation (the “Charter Amendment”), and in connection therewith, among other things, (i) each issued and outstanding share of preferred stock, par value $0.0001 per share, of Rocket Lab will convert into shares of common stock, par value $0.0001 per share, of Rocket Lab (the “Rocket Lab Common Stock”), in accordance with the terms thereof; (ii) each issued and outstanding share of Rocket Lab Common Stock (after giving effect to the conversion contemplated by clause (i)) will convert automatically into a number of shares of Rocket Lab Common Stock equal to the Exchange Ratio (as defined below) and (iii) each then issued and outstanding Rocket Lab warrant will convert into a new warrant of Rocket Lab (a “Rocket Lab New Warrant”) for a number of shares of Rocket Lab Common Stock and with the applicable exercise price per share determined in accordance with the Merger Agreement;

•
Rocket Lab will enter into redemption agreements with certain members of its management pursuant to which Rocket Lab will redeem from such individuals shares of Rocket Lab Common Stock (the “Management Redemption Shares”) for an aggregate purchase price not to exceed $40,000,000;

•
immediately following the Domestication, Merger Sub will merge with and into Vector Delaware, with Vector Delaware surviving the merger as a wholly owned subsidiary of Rocket Lab (the “First Merger”), and in connection therewith, (a) the shares of Vector Delaware Common Stock (other than any treasury shares, shares held by Vector Delaware or any dissenting shares) issued and outstanding immediately prior to the effective time of the First Merger (the “First Effective Time”) will convert into an equal number of shares of Rocket Lab Common Stock; (b) the Vector Delaware Warrants that are outstanding and unexercised immediately prior to the First Effective Time will convert into an equal number of warrants to purchase Rocket Lab Common Stock (the “Assumed Warrants”) and (c) the Vector Delaware Units that are outstanding immediately prior to the First Effective Time will convert into an equal number of units of Rocket Lab (the “Assumed Units”); and

•
immediately following the First Effective Time, Rocket Lab will merge with and into Vector Delaware, with Vector Delaware surviving the merger (Vector Delaware as the surviving corporation, “New Rocket Lab” and such merger, the “Second Merger”), and in connection therewith, among other things, (i) the shares of Rocket Lab Common Stock (other than any treasury shares, shares held by Rocket Lab or dissenting shares) issued and outstanding immediately prior to the effective time of the Second Merger (the “Second Effective Time”) will convert into an equal number of shares of common stock, par value $0.0001 per share, of New Rocket Lab (the “New Rocket Lab Common Stock”); (ii) the Rocket Lab New Warrants and the Assumed Warrants outstanding and unexercised immediately prior to the Second Effective Time will convert into an equal number of warrants to purchase New Rocket Lab Common Stock; and (iii) each Assumed Unit that is outstanding immediately prior to the Second Effective Time will automatically be converted into a New Rocket Lab unit that, upon the closing of the Rocket Lab Business Combination (the “Closing”), will be cancelled and will entitle the holder thereof to one share of New Rocket Lab Common Stock and one-third
of one warrant, with each whole warrant representing the right to purchase one share of New Rocket Lab Common Stock.

In addition to the above consideration, if the closing price of New Rocket Lab Common Stock is equal to or greater than $20.00 for a period of at least 20 days out of 30 consecutive trading days during the period commencing on the 90th day following the Closing and ending on the 180th day following the Closing, the Rocket Lab stockholders will be entitled to receive additional shares of New Rocket Lab Common Stock equal to 8% of the Aggregate Share Consideration (as defined below) (computed without the deduction for the Management Redemption Shares). For purposes of the Merger Agreement, the “Exchange Ratio” equals the quotient obtained by dividing (i) the Aggregate Share Consideration by (ii) the aggregate number of shares of Rocket Lab Common Stock outstanding immediately prior to the Charter Amendment on a fully diluted basis (other than the Management Redemption Shares). The “Aggregate Share Consideration” means the quotient obtained by dividing (i) an amount equal to $4,000,000,000 minus the Management Redemption Amount by (ii) (x) an amount equal to $10.00 plus (y) an amount equal to (a) the interest earned on funds held in the Company’s trust account divided by (b) the number of Class A ordinary shares outstanding immediately prior to the Closing.
The Rocket Lab Business Combination is expected to close in the third quarter of 2021, subject to the satisfaction of certain customary closing conditions.
Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and we agreed to issue and sell to such PIPE Investors, immediately prior to Closing, an aggregate of 46,700,000 shares of New Rocket Lab Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $467,000,000 (the “PIPE Financing”). The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Rocket Lab Business Combination.

Rocket Lab USA, Inc.
Commitments and Contingencies
(15)	COMMITMENTS AND CONTINGENCIES
Litigation and Claims
The Company is, and from time to time may be, a party to claims and legal proceedings generally incidental to its business that are principally covered under contracts with its customers and insurance policies. In the opinion of management, there are no legal matters or claims likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Other Commitments
The Company has commitments under its lease obligations (See Note 14).
Contingencies
The Company records a contingent liability when it is both probable that a loss has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.
On May 23, 2016, the Company entered into a launch services agreement with a customer to provide three commercial dedicated launches which would deliver the customer’s payloads over the period of 2017 through 2020. Per the terms of the agreement, each dedicated launch shall have a firm fixed price below current launch vehicle costs. During the year ended December 31, 2018, the Company determined that it was probable that the costs to provide the services as stipulated by the launch services agreement would exceed the fixed firm price of each launch. As such, the Company recorded a provision for contract loss for these three dedicated launches. During the year ended December 31, 2020, one of the three launches occurred. and the provision as of December 31, 2020 was $
5,109
. On April 21, 2021, the launch services agreement was amended, resulting in one additional launch and the potential for price increases on the second and third launches dependent on the customer’s desired payload configuration. The provision for contract losses outstanding as of June 30, 2021 related to the remaining three remaining launches is $4,066.

16.	COMMITMENTS AND CONTINGENCIES
Litigation and Claims
The Company is, and from time to time may be, a party to claims and legal proceedings generally incidental to its business that are principally covered under contracts with its customers and insurance policies. In the opinion of management, there are no legal matters or claims likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Other Commitments
The Company has commitments under its lease obligations (Note 15).
Contingencies
The Company records a contingent liability when it is both probable that a loss has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.
On May 23, 2016, the Company entered into a launch services agreement with a customer to provide three commercial dedicated launches which would deliver the customer’s payloads over the period of 2017 through 2020. Per the terms of the agreement, each dedicated launch shall have a firm fixed price of $3,000. During the year ended December 31, 2018, the Company determined that it was probable that the costs to provide the services as stipulated by the launch services agreement would exceed the fixed firm price of each launch. As such, the Company recorded a provision for contract loss for these three dedicated launches. During the year ended December 31, 2020, one of the three launches occurred. The balance outstanding as of December 31, 2020 related to the remaining two launches is $5,109.